Label	Element	Value
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Invesco Variable Rate Investment Grade ETF (the “Fund”) seeks to generate current income while maintaining low portfolio duration as a primary objective and
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	capital appreciation as a secondary objective.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	62.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment-grade, variable rate or floating rate debt securities that are denominated in U.S. dollars and are issued by U.S. private sector entities or U.S. government agencies and instrumentalities. Invesco Advisers, Inc., the sub-adviser to the Fund (the “Sub-Adviser”), selects the following types of securities for the Fund: (i) floating rate non-agency commercial mortgage-backed securities (“MBS”); variable rate non-agency residential MBS; variable rate agency MBS and floating rate non-agency asset-backed securities (“ABS”) (including floating rate non-agency commercial real estate collateralized loan obligations (“CLOs”)); (ii) floating rate corporate debt securities (comprised of corporate notes, bonds, debentures or privately issued securities offered pursuant to Rule 144A (“Rule 144A”) of the Securities Act of 1933, as amended (“Securities Act”)); (iii) floating rate government sponsored enterprise (“GSE”) credit risk transfers; (iv) floating rate U.S. Government securities (including floating rate agency debt securities); (v) variable rate preferred stock; and (vi) affiliated ETFs that invest primarily in any or all of the foregoing securities (collectively, “Variable Rate Instruments”), to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”).
At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in Variable Rate Instruments that are, at the time of purchase, investment grade (or in affiliated ETFs that invest primarily in any or all of the foregoing securities). Under normal market conditions, Variable Rate Instruments or variable rate preferred stock will be investment grade if, at the time of purchase, they have a rating in one of the highest four rating categories of at least one nationally recognized statistical ratings organization (“NRSRO”) (e.g., BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), and/or Fitch Ratings (“Fitch”), or Baa3 or higher by Moody’s Ratings (“Moody’s”)). Unrated securities may be considered investment grade if at the time of purchase, and under normal market conditions, the Sub-Adviser determines that such securities are of comparable quality based on a fundamental credit analysis of the unrated security and comparable NRSRO-rated securities.
In selecting Variable Rate Instruments for the Fund, the Sub-Adviser will strategically allocate the Fund’s assets by analyzing return and risk outlook data for each type of Variable Rate Instrument. Specifically, in seeking its secondary objective of capital appreciation, the Fund will seek capital appreciation while mitigating excess risk from any one type of security by using a strategic allocation of assets to distribute risk across multiple asset classes. In addition, the Fund will allocate its investments within each asset class in an attempt to improve expected returns based on inflation and growth outlook, as well as relative value across those classes and individual securities.
Under normal market conditions, the Fund will have investment exposure to a wide variety of Variable Rate Instruments using this tactical, strategic allocation. During periods of market volatility, however, the Fund may allocate a significant portion of its net assets to floating rate U.S. Treasury debt securities and agency MBS. However, the Fund will not invest more than 20% of its net assets in the aggregate in ABS or non-agency MBS.
The Sub-Adviser expects that the Fund’s portfolio will have an average duration of one year or less. Duration refers to the average life of a debt instrument and serves as a measure of that instrument’s interest rate risk. In general, when interest rates increase, the prices of fixed income securities decrease. Generally speaking, the longer an asset’s duration, the more sensitive the asset will be to changes in interest rates. For example, a bond with a duration of 10 years usually will decrease in value by 10% if interest rates rise by 1%; conversely, the bond usually will increase in value by 10% if interest rates fall by 1%. Therefore, prices of instruments with shorter durations and variable interest rates, such as the debt instruments in which the Fund invests, are expected to be less sensitive to interest rate changes than instruments with longer durations, fixed coupons or both.
In addition, the Fund may invest up to 20% of its net assets in Variable Rate Instruments that are rated below investment grade, and in fixed-rate instruments that are rated either investment grade or below investment grade. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The types of other fixed-rate instruments in which the Fund may invest include: (i) fixed-rate MBS and ABS (which includes fixed-rate commercial real estate CLOs); (ii) fixed-rate U.S. government and agency securities; (iii) fixed-rate corporate debt securities; (iv) fixed-rate exchange-traded preferred stock; and (v) affiliated ETFs that invest primarily in any or all of the foregoing fixed-rate securities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
	Period Ended	Returns
Best Quarter	June 30, 2020	6.32%
Worst Quarter	March 31, 2020	-5.99%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.32%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.99%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”). Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of instruments that have an average duration of less than one year.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Foreign Fixed-Income Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Changing Fixed-Income Market Conditions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund's investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs (as defined herein), which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Agency Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Agency Debt Risk. The Fund invests in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, CLOs may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Rule 144A Securities Risk. The Fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the
Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such, Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Short-Term Bond Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Short-Term Bond Risk. The Fund generally will invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of the Fund’s investments will affect the volatility of the Fund’s share price.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Preferred Securities Risk. There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Investments in Investment Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investments in Investment Companies Risk. Because the Fund may invest in other investment companies, its investment performance may depend on the investment performance of the underlying investment companies in which it invests. An investment in an investment company is subject to the risks associated with that investment company. The Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to the Fund’s investments in other investment companies.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Fixed-Rate Instrument Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed-Rate Instrument Risk. Fixed-rate securities face a significant amount of interest rate risk, since their fixed coupon makes them more sensitive to changes in interest rates than variable-rate securities. The coupon rate attached to a fixed-rate security often is payable at specified dates before the bond reaches maturity; due to a fixed-rate security’s typically lengthy maturity date, such payments typically are small. In addition, fixed-rate investments are more susceptible to inflation risk, which is the risk that the set rates paid on the bond will be less valuable over time, as the consumer price index rises.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | High Yield Debt Securities (Junk Bond) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (for example, indebted) firms. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Defaulted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Defaulted Securities Risk. As compared with non-defaulted securities, defaulted securities pose a greater risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Reinvestment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Extension Risk. Extension risk is the opposite of reinvestment risk, and typically occurs when interest rates rise, thereby causing repayments of fixed-income securities to occur more slowly than expected by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they have longer duration (resulting in increased sensitivity to interest rate changes).

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of the Fund’s assets are likely to be invested in securities that are less liquid than those traded on national exchanges. The risks of illiquidity are particularly important when the Fund’s operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. In the event the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of the Fund’s securities to decline.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Valuation Time Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. As a result, trading spreads and the resulting premium or discount on the Fund’s Shares may widen, and, therefore, increase the difference between the market price of the Fund’s Shares and the NAV of such Shares.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund's investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain and/or incur brokerage costs on these sales that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease the Fund’s NAV.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, periods of high volatility, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 381
Invesco Variable Rate Investment Grade ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.56%
Invesco Variable Rate Investment Grade ETF | Bloomberg US Floating Rate Note Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.24%
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	3.04%
Annual Return [Percent]	oef_AnnlRtrPct	1.04%
Annual Return [Percent]	oef_AnnlRtrPct	4.23%
Annual Return [Percent]	oef_AnnlRtrPct	1.79%
Annual Return [Percent]	oef_AnnlRtrPct	0.98%
Annual Return [Percent]	oef_AnnlRtrPct	1.03%
Annual Return [Percent]	oef_AnnlRtrPct	7.28%
Annual Return [Percent]	oef_AnnlRtrPct	6.79%
Annual Return [Percent]	oef_AnnlRtrPct	5.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.41%
Performance Inception Date	oef_PerfInceptionDate	Sep. 22, 2016
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.03%
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%